SHORT-TERM NOTES PAYABLE (Details) - USD ($)		1 Months Ended					2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 18, 2014	Mar. 31, 2015	Oct. 31, 2014	Sep. 30, 2014	Jul. 31, 2014	Jul. 23, 2014	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 09, 2014	Jan. 31, 2013
Short-term Debt [Line Items]
Amortization Of Debt Discount (Premium)							$ 275,640	$ 98,296		$ 247,338	$ 413,695
Debt Conversion, Converted Instrument, Amount											415,775
Securities Purchase Agreement Terms
(i) the Qualified Public Offering closes within six (6) months of the first closing of the convertible notes offering (“Qualified Public Offering Deadline”) and (ii) 70% of the public offering price per share of the Common Stock in the Qualified Public Offering (the “QPO Discount Price”) is less than the Conversion Price floor contained in Section 7(e)(i) of the Certificate of Designation (the “Conversion Price Floor”), or (B) if a Qualified Public Offering has not been consummated by the Qualified Public Offering Deadline, upon the Preferred Stockholders' conversion of their shares of Preferred Stock to the extent that 70% of the volume weighted average price of the Common Stock on the principal Trading Market (as defined in the Certificate of Designation) of the Common Stock during the ten Trading Days (as defined in the Certificate of Designation) immediately preceding the Qualified Public Offering Deadline (the “Non-QPO Discount Price”) is less than the Conversion Price Floor.

Debt Instrument, Unamortized Discount		$ 95,801						95,801		$ 194,097	$ 0		$ 77,644
SOK Note, 31 Group Note And Affiliate Notes [Member]
Short-term Debt [Line Items]
Amortization Of Debt Discount (Premium)				$ 250,494				$ 67,850		$ 137,470
Debt Instrument, Interest Rate During Period								12.00%		12.00%
Debt Instrument, Unamortized Discount		27,951		103,088				$ 27,951		$ 56,627
Debt Instrument, Convertible, Terms of Conversion Feature
(i) the product of (x) the arithmetic average of the lowest three volume weighted average prices of the Common Stock during the ten consecutive trading days ending and including the trading day immediately preceding the applicable conversion date and (y) 72.5% (or if an event of default has occurred and is continuing, 70%), and (ii) $11.25 (as adjusted for stock splits, stock dividends, recapitalizations or similar events).

(i) the product of (x) the arithmetic average of the lowest three volume weighted average prices of the Common Stock during the ten consecutive trading days ending and including the trading day immediately preceding the applicable conversion date and (y) 72.5% (or if an event of default has occurred and is continuing, 70%), and (ii) $11.25 (as adjusted for stock splits, stock dividends, recapitalizations or similar events).

Affiliates [Member]
Short-term Debt [Line Items]
Securities Purchase Agreement Terms
(i) senior convertible notes, in an original aggregate principal amount of $1,069,222 (subsequently reduced to $951,086) (the “Affiliate Notes”), which Affiliate Notes shall be convertible into a certain amount of shares (the “Affiliate Conversion Shares”) of the Company's Common Stock in accordance with the terms of the Affiliate Notes, and (ii) warrants (the “Affiliate Warrants”) to initially acquire up to 48,879 additional shares of Common Stock (subsequently reduced to 42,271 shares) (the “Affiliate Warrant Shares,” and collectively with the Affiliate Notes, the Affiliate Warrants and the Affiliate Conversion Shares, the “Affiliate Securities”) for an aggregate purchase price of $875,000 (representing an approximately 8.7% original issue discount) (the “Affiliate Convertible Notes Offering”).

SOK Partners, LLC, [Member]
Short-term Debt [Line Items]
Securities Purchase Agreement Terms
(i) a senior convertible note, in an original principal amount of $122,196 (the “SOK Note”), which SOK Note shall be convertible into a certain amount of shares (the “SOK Conversion Shares”) of Common Stock, in accordance with the terms of the SOK Note, and (ii) a warrant (the “SOK Warrant”) to initially acquire up to 5,431 additional shares of Common Stock (the “SOK Warrant Shares,” and collectively with the SOK Note, the SOK Warrant and the SOK Conversion Shares, the “SOK Securities”) for an aggregate purchase price of $100,000 (with the reduced principal amount as described below representing an approximately 8.7% original issue discount) (the “SOK Convertible Notes Offering”).

Notes Payable, Current												$ 108,696
Class of Warrant or Right, Outstanding												4,831
Affiliate Investor Two [Member]
Short-term Debt [Line Items]
Debt Conversion, Original Debt, Amount	$ 280,615.81
Affiliate Investor One [Member]
Short-term Debt [Line Items]
Debt Conversion, Original Debt, Amount		30,000	$ 80,000
31 Group, LLC Member
Short-term Debt [Line Items]
Securities Purchase Agreement Terms
(i) a senior convertible note, in an original principal amount of $610,978 (subsequently reduced to $543,478) (the “31 Group Note”), which shall be convertible into a certain amount of shares of Common Stock, in accordance with the terms of the 31 Group Note, (ii) a warrant (the “31 Group Warrant”) to initially acquire up to 27,155 additional shares of Common Stock (subsequently reduced to 24,155 shares) (the “31 Group Conversion Shares,” and collectively with the 31 Group Note, the 31 Group Warrant and the 31 Conversion Shares, the “31 Group Securities”) for an aggregate purchase price of $500,000 (representing an approximately 8.7% original issue discount) (the “31 Group Convertible Notes Offering”).

Debt Conversion, Original Debt, Amount		$ 98,478	$ 40,000
Convertible Notes Payable [Member] | Affiliates [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount				40,000
Convertible Notes Payable [Member] | 31 Group, LLC Member
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 40,000